ZEGA Buy and Hedge ETF

SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Principal Amount		Value
CORPORATE BONDS - 87.0%
Aerospace & Defense - 3.9%
	Bombardier, Inc.
$1,210,000	7.500%, 03/15/2025	$1,227,303
	F-Brasile SpA / F-Brasile US, LLC
200,000	7.375%, 08/15/2026	197,495
	Howmet Aerospace, Inc.
291,000	5.125%, 10/01/2024	304,430
	Rolls-Royce PLC
232,000	3.626%, 10/14/2025	228,150
	Spirit AeroSystems, Inc.
557,000	7.500%, 04/15/2025	580,759
	TransDigm, Inc.
1,107,000	6.250%, 03/15/2026	1,141,317
498,000	8.000%, 12/15/2025	520,975
		4,200,429
Airlines - 7.1%
	Air Canada
362,000	3.875%, 08/15/2026	351,683
	American Airlines Inc/AAdvantage Loyalty IP Ltd.
1,885,000	5.500%, 04/20/2026	1,927,413
	American Airlines, Inc.
1,606,000	11.750%, 07/15/2025	1,947,932
	Delta Air Lines, Inc.
1,248,000	3.625%, 03/15/2022	1,248,518
270,000	7.375%, 01/15/2026	307,284
	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd.
453,000	5.750%, 01/20/2026	463,974
	United Airlines, Inc.
1,436,000	4.375%, 04/15/2026	1,427,915
		7,674,719
Apparel - 0.8%
	Hanesbrands, Inc.
448,000	4.625%, 05/15/2024	456,960
439,000	4.875%, 05/15/2026	455,511
		912,471
Auto Manufacturers - 0.4%
	Aston Martin Capital Holdings Ltd.
419,000	10.500%, 11/30/2025	448,604

Auto Parts & Equipment - 0.3%
	Adient Global Holdings Ltd.
362,000	4.875%, 08/15/2026	365,762

Banks - 1.8%
	Commerzbank AG
251,000	8.125%, 09/19/2023	272,873
	Deutsche Bank AG
291,000	4.500%, 04/01/2025	303,354
	First-Citizens Bank & Trust Co.
339,000	5.000%, 08/01/2023	356,170
	Intesa Sanpaolo SpA
473,000	5.017%, 06/26/2024	493,028
459,000	5.710%, 01/15/2026	495,006
		1,920,431
Commercial Services - 3.6%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
1,061,000	6.625%, 07/15/2026	1,090,846
	Block, Inc.
291,000	2.750%, 06/01/2026	282,401
	IHS Markit Ltd.
273,000	3.625%, 05/01/2024	283,689
	Prime Security Services Borrower LLC / Prime Finance, Inc.
1,012,000	5.750%, 04/15/2026	1,050,249
	Sabre GLBL, Inc.
1,048,000	9.250%, 04/15/2025	1,174,200
		3,881,385

Computers - 2.4%
	Diebold Nixdorf, Inc.
291,000	9.375%, 07/15/2025	305,984
	Vericast Corp.
452,000	11.000%, 09/15/2026	470,645
	Western Digital Corp.
1,713,000	4.750%, 02/15/2026	1,803,729
		2,580,358
Cosmetics & Personal Care - 0.4%
	Coty, Inc.
462,000	5.000%, 04/15/2026	464,652

Diversified Financial Services - 3.2%
	Ally Financial, Inc.
291,000	5.750%, 11/20/2025	319,907
	Global Aircraft Leasing Co. Ltd.
483,000	6.500% Cash or 7.250% PIK, 09/15/2024	453,899
	Navient Corp.
445,000	6.125%, 03/25/2024	463,984
	OneMain Finance Corp.
1,208,000	6.875%, 03/15/2025	1,314,624
383,000	7.125%, 03/15/2026	421,679
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
261,000	2.875%, 10/15/2026	248,827
	United Wholesale Mortgage, LLC
232,000	5.500%, 11/15/2025	225,084
		3,448,004
Electric - 0.2%
	Calpine Corp.
179,000	5.250%, 06/01/2026	182,401

Electrical Components & Equipment - 1.0%
	WESCO Distribution, Inc.
1,028,000	7.125%, 06/15/2025	1,078,002

Engineering & Construction - 0.4%
	Artera Services, LLC
444,000	9.033%, 12/04/2025	454,441

Entertainment - 5.1%
	Caesars Entertainment, Inc.
1,882,000	6.250%, 07/01/2025	1,945,734
	International Game Technology PLC
531,000	6.500%, 02/15/2025	565,791
	Mohegan Gaming & Entertainment
1,121,000	8.000%, 02/01/2026	1,144,149
	Scientific Games International, Inc.
1,003,000	5.000%, 10/15/2025	1,024,945
482,000	8.250%, 03/15/2026	503,724
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
337,000	7.750%, 04/15/2025	351,311
		5,535,654
Food - 0.5%
	Kraft Heinz Foods Co.
251,000	3.000%, 06/01/2026	253,721
	US Foods, Inc.
251,000	6.250%, 04/15/2025	259,774
		513,495
Food Service - 1.0%
	Aramark Services, Inc.
1,054,000	6.375%, 05/01/2025	1,090,890

Gas - 0.1%
	AmeriGas Partners LP / AmeriGas Finance Corp.
123,000	5.500%, 05/20/2025	127,165

Healthcare - Services - 6.1%
	CHS/Community Health Systems, Inc.
1,499,000	8.000%, 03/15/2026	1,562,527
289,000	6.625%, 02/15/2025	299,231
	HCA, Inc.
934,000	5.375%, 02/01/2025	1,000,655
434,000	5.875%, 02/15/2026	472,997
338,000	5.875%, 05/01/2023	351,868
	Prime Healthcare Services, Inc.
513,000	7.250%, 11/01/2025	536,785
	RP Escrow Issuer, LLC
261,000	5.250%, 12/15/2025	254,560
	Select Medical Corp.
291,000	6.250%, 08/15/2026	299,240
	Tenet Healthcare Corp.
1,085,000	6.750%, 06/15/2023	1,137,764
646,000	4.625%, 07/15/2024	649,217
		6,564,844
Housewares - 1.5%
	Newell Brands, Inc.
1,517,000	4.700%, 04/01/2026 (1)	1,594,906

Insurance - 1.0%
	Acrisure LLC / Acrisure Finance, Inc.
455,000	7.000%, 11/15/2025	455,066
	HUB International Ltd.
568,000	7.000%, 05/01/2026	582,186
		1,037,252
Internet - 2.0%
	Millennium Escrow Corp.
232,000	6.625%, 08/01/2026	230,441
	Netflix, Inc.
995,000	5.875%, 02/15/2025	1,095,803
	Photo Holdings Merger Sub, Inc.
261,000	8.500%, 10/01/2026	263,970
	Uber Technologies, Inc.
535,000	7.500%, 05/15/2025	559,958
		2,150,172
Investment Companies - 0.4%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
458,000	6.375%, 12/15/2025	466,661

Iron & Steel - 0.2%
	Cleveland-Cliffs, Inc.
248,000	6.750%, 03/15/2026	260,281

Leisure Time - 4.7%
	Carnival Corp.
201,000	10.500%, 02/01/2026	226,004
1,183,000	7.625%, 03/01/2026	1,208,802
	Life Time, Inc.
1,052,000	5.750%, 01/15/2026	1,058,049
	NCL Corp. Ltd.
672,000	10.250%, 02/01/2026	761,860
	Royal Caribbean Cruises Ltd.
454,000	10.875%, 06/01/2023	486,781
1,008,000	11.500%, 06/01/2025	1,117,041
	Viking Cruises Ltd.
251,000	13.000%, 05/15/2025	280,780
		5,139,317
Lodging - 3.5%
	MGM China Holdings Ltd.
462,000	5.375%, 05/15/2024	460,231
	MGM Resorts International
1,109,000	7.750%, 03/15/2022	1,116,208
309,000	6.000%, 03/15/2023	319,353
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
1,417,000	5.500%, 03/01/2025	1,426,869
	Wynn Macau Ltd.
487,000	5.500%, 01/15/2026	457,785
		3,780,446
Machinery - Construction & Mining - 0.2%
	The Weir Group PLC
251,000	2.200%, 05/13/2026	244,490

Media - 4.0%
	AMC Networks, Inc.
352,000	4.750%, 08/01/2025	355,316
	Diamond Sports Group LLC / Diamond Sports Finance Co.
824,000	5.375%, 08/15/2026	380,420
	DISH DBS Corp.
1,770,000	5.875%, 07/15/2022	1,794,337
307,000	5.875%, 11/15/2024	310,181
	Radiate Holdco LLC / Radiate Finance, Inc.
463,000	4.500%, 09/15/2026	446,846
	Sirius XM Radio, Inc.
468,000	3.125%, 09/01/2026	449,844
	Univision Communications, Inc.
590,000	5.125%, 02/15/2025	595,239
		4,332,183
Mining - 0.2%
	FMG Resources August 2006 Pty Ltd.
251,000	5.125%, 05/15/2024	260,360

Miscellaneous Manufacturers - 0.2%
	FXI Holdings, Inc.
200,000	7.875%, 11/01/2024	202,505

Oil & Gas - 4.6%
	CrownRock LP / CrownRock Finance, Inc.
255,000	5.625%, 10/15/2025	257,266
	Endeavor Energy Resources LP / EER Finance, Inc.
251,000	6.625%, 07/15/2025	262,656
	EQT Corp.
291,000	6.625%, 02/01/2025 (1)	314,006
	Matador Resources Co.
200,000	5.875%, 09/15/2026	203,027
	Nabors Industries Ltd.
470,000	7.250%, 01/15/2026	452,876
	Neptune Energy Bondco PLC
261,000	6.625%, 05/15/2025	264,623
	Occidental Petroleum Corp.
1,934,000	2.900%, 08/15/2024	1,940,508
	Ovintiv Exploration, Inc.
429,000	5.625%, 07/01/2024	463,043
	PBF Holding Co LLC / PBF Finance Corp.
586,000	9.250%, 05/15/2025	573,458
	Range Resources Corp.
261,000	5.000%, 03/15/2023	264,628
		4,996,091
Oil & Gas Services - 2.4%
	TechnipFMC PLC
1,114,000	6.500%, 02/01/2026	1,166,134
	USA Compression Partners LP / USA Compression Finance Corp.
360,000	6.875%, 04/01/2026	366,917
	Weatherford International Ltd.
1,040,000	11.000%, 12/01/2024	1,075,022
		2,608,073
Packaging & Containers - 2.8%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
457,000	4.125%, 08/15/2026	454,416
	Ball Corp.
435,000	4.875%, 03/15/2026	462,736
	LABL, Inc.
261,000	6.750%, 07/15/2026	264,948
	Mauser Packaging Solutions Holding Co.
1,548,000	5.500%, 04/15/2024	1,548,169
	Trivium Packaging Finance BV
339,000	5.500%, 08/15/2026	342,127
		3,072,396
Pharmaceuticals - 2.1%
	Bausch Health Americas, Inc.
209,000	9.250%, 04/01/2026	216,576
	Bausch Health Cos, Inc.
640,000	6.125%, 04/15/2025	652,720
863,000	5.500%, 11/01/2025	870,698
331,000	9.000%, 12/15/2025	344,740
	Perrigo Finance Unlimited Co.
232,000	3.900%, 12/15/2024	236,505
		2,321,239
Pipelines - 3.0%
	Buckeye Partners L.P.
200,000	4.125%, 03/01/2025	199,135
	New Fortress Energy, Inc.
1,108,000	6.750%, 09/15/2025	1,051,847
	NGL Energy Operating LLC / NGL Energy Finance Corp.
1,515,000	7.500%, 02/01/2026	1,532,990
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
455,000	5.875%, 04/15/2026	469,435
		3,253,407
Real Estate Investment Trusts (REITs) - 3.3%
	Diversified Healthcare Trust
505,000	9.750%, 06/15/2025	536,429
	iStar, Inc.
232,000	4.250%, 08/01/2025	230,725
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
412,000	5.625%, 05/01/2024	436,143
	Service Properties Trust
427,000	7.500%, 09/15/2025	450,727
	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital, LLC
1,883,000	7.875%, 02/15/2025	1,960,165
		3,614,189
Retail - 1.9%
	QVC, Inc.
352,000	4.375%, 03/15/2023	356,418
	Specialty Building Products Holdings LLC / SBP Finance Corp.
291,000	6.375%, 09/30/2026	299,397
	Staples, Inc.
1,462,000	7.500%, 04/15/2026	1,444,434
		2,100,249
Software - 2.5%
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
1,213,000	5.750%, 03/01/2025	1,217,064
	Veritas US Inc / Veritas Bermuda Ltd.
1,420,000	7.500%, 09/01/2025	1,450,487
		2,667,551
Telecommunications - 7.6%
	CommScope Technologies, LLC
468,000	6.000%, 06/15/2025	455,509
	CommScope, Inc.
1,540,000	6.000%, 03/01/2026	1,561,422
	Connect Finco SARL / Connect US Finco, LLC
352,000	6.750%, 10/01/2026	365,221
	Iliad Holding SASU
251,000	6.500%, 10/15/2026	254,624
	Lumen Technologies, Inc.
768,000	5.800%, 03/15/2022	770,799
597,000	7.500%, 04/01/2024	638,626
	Sprint Communications, Inc.
1,163,000	6.000%, 11/15/2022	1,199,600
	Sprint Corp.
951,000	7.875%, 09/15/2023	1,028,216
690,000	7.125%, 06/15/2024	752,925
	Telecom Italia SpA/Milano
441,000	5.303%, 05/30/2024	455,663
	T-Mobile USA, Inc.
291,000	2.625%, 04/15/2026	285,446
	VEON Holdings BV
456,000	4.000%, 04/09/2025	442,382
		8,210,433
Transportation - 0.4%
	XPO Logistics, Inc.
441,000	6.250%, 05/01/2025	457,002

Trucking & Leasing - 0.2%
	Fortress Transportation and Infrastructure Investors, LLC
251,000	6.500%, 10/01/2025	258,151
TOTAL CORPORATE BONDS
(Cost $96,034,554)		94,471,061

Shares
PURCHASED OPTIONS - 10.3%
Call Option - 9.2%
	SPDR S&P 500 ETF Trust
587	Expiration: 09/16/2022, Strike Price: $425	2,568,125
496	Expiration: 09/16/2022, Stike Price: $445	1,532,640
28	Expiration: 01/20/2023, Strike Price: $435	127,960
2,610	Expiration: 01/20/2023, Strike Price: $490	3,915,000
494	Expiration: 03/17/2023, Strike Price: $455	1,807,052
		9,950,777
Put Option - 1.1%
	iShares iBoxx High Yield Corporate Bond ETF
3,000	Expiration: 03/04/2022, Strike Price: $83	270,000
3,670	Expiration: 06/17/2022, Strike Price: $84	976,220
		1,246,220
TOTAL PURCHASED OPTIONS
(Cost $11,870,251)		11,196,997

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
2,326,423	First American Government Obligations Fund - Class X, 0.026% (2)	2,326,423
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,326,423)		2,326,423

Total Investments in Securities - 99.5%
(Cost $110,231,228)		107,994,481
Other Assets in Excess of Liabilities - 0.5%		548,941
Total Net Assets - 100.0%		$108,543,422

Percentages are stated as a percent of net assets.
(1) Step-up bond; the interest rate shown is the rate in effect as of January 31, 2022.
(2) The rate quoted is the annualized seven-day effective yield as of January 31, 2022.

The accompanying notes are an integral part of these financial statements.

ZEGA Buy and Hedge ETF

SCHEDULE OF OPTIONS WRITTEN at January 31, 2022 (Unaudited)

	Contracts	Value
Put Options Written - 0.7%
iShares iBoxx High Yield Corporate Bond ETF
Expiration: 03/04/2022, Strike Price: $85	3,000	$444,000
Expiration: 06/17/2022, Strike Price: $75	3,670	278,920
Total Put Options Written
(Cost $676,643)		$722,920

Percentages are stated as a percent of net assets.

Summary of Fair Value Exposure at January 31, 2022 (Unaudited)

The ZEGA Buy and Hedge ETF  (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and written options as of January 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$–	$94,471,061	$–	$94,471,061
Purchased Options	–	11,196,997	–	–	11,196,997
Short-Term Investments	–	2,326,423	–	–	2,326,423
Total Investments in Securities	$–	$13,523,420	$94,471,061	$–	$107,994481

Written Options	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Put Options Written	$–	$722,920	–	$–	$722,920
Total Put Options Written	$–	$722,920	$–	$–	$722,920